                                                                                                                   June 30, 2008

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:       Evergreen Fixed Income Trust
            Evergreen High Income Fund
            Registration Statement on Form N-14
            File Number:  333-

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Evergreen Fixed Income Trust (the "Trust").  This filing relates to the acquisition of the assets of Evergreen Select High Yield Bond Fund, a series of Evergreen Select Fixed Income Trust, by and in exchange for shares of Evergreen High Income Fund, a series of the Trust.

The Prospectus/Proxy Statement which constitutes Part A of the Registration Statement will be used in connection with a special meeting of shareholders of Evergreen Select High Yield Bond Fund at which shareholders of Evergreen Select High Yield Bond Fund will be asked to vote on the proposed acquisition of their fund by Evergreen High Income Fund. Included in the Registration Statement is the form of proxy that will be used in connection with such meeting of shareholders.

The Registrant intends to file a Pre-Effective Amendment No. 1 to the Registration Statement to incorporate by reference the audited financial statements for both Funds as of the Funds’ fiscal year end of April 30, 2008.  As of the date of this filing the Funds’ annual reports dated April 30, 2008, which will include the Funds’ audited financial statements, had not yet been filed with the Securities and Exchange Commission.  Upon filing Pre-Effective Amendment No. 1 to the Registration Statement, the Registrant intends to respectfully request an accelerated effective date of  July 30, 2008.

No registration fee is being paid at the time of filing because the Trust has previously filed an election under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

You had indicated that all correspondence is now required to make certain representations. We make the following representations to you:

-- the Fund is responsible for the adequacy and accuracy of the disclosure in the filings;

-- staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

-- the Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle, Esq.

Enclosures

cc: Tim Diggins, Esq.